SEGMENT INFORMATION (Tables)	3 Months Ended
Sep. 30, 2024
SEGMENT INFORMATION
Schedule of operating results group's reporting segments

	Seed and
	integrated	Crop	Crop
Period ended September 30, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	18,501,927	47,739,696	25,685,669	91,927,292
Royalties	693,786	—	—	693,786
Right of use licenses	—	—	—	—
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	666,175	—	—	666,175
Total	19,861,888	47,739,696	25,685,669	93,287,253

Cost of sales	(12,802,027)	(29,025,677)	(13,968,341)	(55,796,045)
Gross profit per segment	7,059,861	18,714,019	11,717,328	37,491,208
% Gross margin	36%	39%	46%	40%

	Seed and
	integrated	Crop	Crop
Period ended September 30, 2023	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	21,677,053	55,754,360	38,197,379	115,628,792
Royalties	554,013	—	—	554,013
Right of use licenses	—	—	—	—
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	87,844	172,118	150,951	410,913
Total	22,318,910	55,926,478	38,348,330	116,593,718

Cost of sales	(14,110,381)	(36,183,792)	(21,321,608)	(71,615,781)
Gross profit per segment	8,208,529	19,742,686	17,026,722	44,977,937
% Gross margin	37%	35%	44%	39%